UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23732

Build Funds Trust
(Exact name of registrant as specified in charter)

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Address of principal executive offices) (Zip code)

John Ruth

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Name and address of agent for service)

(833) 852-8453

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Build Bond Innovation ETF
BFIX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Build Bond Innovation ETF (the “Fund”) for the period of  October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://getbuilding.com/etfs/bfix/. You can also request this information by contacting us at 1-833-852-8453.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Build Bond Innovation ETF	$47	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025 the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund typically invests at least 90-95% of its assets in investment grade-quality, U.S. Dollar-denominated fixed income instruments. The remainder of its assets are allocated to an actively managed option overlay, providing exposure to the performance of U.S. large cap equities and other asset classes. Note: the benchmark index does not include options.
The Fund posted a 8.76% total return during the period (assuming reinvestment of dividends). This included positive returns in nine out of twelve months, with December, May, and July as the exceptions.
Exposure to risk asset classes via the option overlay contributed positively to the Fund’s relative performance versus its benchmark; exposure to the S&P 500® Index (+16.1%) and gold (+46.5%) drove performance. The Fund remained tactically underweight duration relative to its benchmark throughout the year but has begun to narrow this gap as cyclical slowdown exerts downward pressure on interest rates. In tandem, the Fund gradually trimmed exposure away from credit risk as corporate bond spreads approached their multi-decade lows. Within the option overlay, the Fund’s adviser continues to monitor key secular trends across technology, macroeconomics, and geopolitical developments. This awareness has enabled the Fund to capture a healthy degree of upside in the option overlay from these core developments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Build Bond Innovation ETF	PAGE 1	TSR-AR-12009B101

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/09/2022)
Build Bond Innovation ETF NAV	8.76	4.01
Bloomberg U.S. Aggregate Bond Index	2.88	0.53
Visit https://getbuilding.com/etfs/bfix/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$10,731,589
Number of Holdings	112
Advisory Fee	$42,780
Portfolio Turnover	426%
30-Day SEC Yield	3.46%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	47.6%
Lockheed Martin Corp.	2.0%
Kinross Gold Corp.	1.9%
Mid-America Apartments LP	1.9%
AutoZone, Inc.	1.7%
Lam Research Corp.	1.5%
American Honda Finance Corp.	1.5%
Caterpillar Financial Services Corp.	1.5%
EOG Resources, Inc.	1.4%
Oracle Corp.	1.4%

Top Sectors	(% of net assets)
Public Administration	47.6%
Finance and Insurance	13.9%
Manufacturing	12.8%
Mining, Quarrying, and Oil and Gas Extraction	6.2%
Real Estate and Rental and Leasing	5.7%
Retail Trade	4.4%
Information	2.1%
Utilities	2.0%
Professional, Scientific, and Technical Services	1.4%
Cash & Other	3.9%
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since July 17, 2025. For more complete information, you may review the Fund’s prospectus dated January 28, 2025, as supplemented July 17, 2025, or the Fund’s next prospectus, which we expect to be available by January 28, 2026 at https://getbuilding.com/etfs/bfix/ or upon request at 1-833-852-8453.
The Fund’s principal investment strategies and risk disclosures were revised to include investments in public credit instruments, including loans, debentures and public and private credit instruments with a secured contractual interest in  Bitcoin owned by the borrower, subject to security and control agreements.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://getbuilding.com/etfs/bfix/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Build Asset Management, LLC documents not be householded, please contact Build Asset Management, LLC at 1-833-852-8453, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Build Asset Management, LLC or your financial intermediary.
Build Bond Innovation ETF	PAGE 2	TSR-AR-12009B101

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. David Longhurst is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	16,600	16,000
(b) Audit-Related Fees	0	0
(c) Tax Fees	4,000	4,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2025	FYE 09/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David Longhurst and Kristine Delano.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BUILD FUNDS TRUST
BUILD BOND INNOVATION ETF
Annual Financial Statements and Additional Information
September 30, 2025

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies
Build Bond Innovation ETF
Schedule of Investments
September 30, 2025

	Par	Value
CORPORATE BONDS - 50.2%
Aerospace Product and Parts Manufacturing - 2.0%
Lockheed Martin Corp.
3.55%, 01/15/2026	$152,000	$151,697
4.45%, 05/15/2028	61,000	61,709
		213,406
Architectural and Structural Metals Manufacturing - 0.5%
Nucor Corp., 4.30%, 05/23/2027	52,000	52,276
Automotive Parts, Accessories, and Tire Retailers - 1.7%
AutoZone, Inc.
3.13%, 04/21/2026	132,000	131,242
6.25%, 11/01/2028	44,000	46,684
		177,926
Beverage Manufacturing - 0.2%
PepsiCo, Inc., 3.60%, 02/18/2028	27,000	26,885
Building Material and Supplies Dealers - 1.1%
Lowe’s Cos., Inc., 3.10%, 05/03/2027	115,000	113,388
Commercial and Service Industry Machinery Manufacturing - 0.1%
KLA Corp., 4.10%, 03/15/2029	15,000	15,030
Computer Systems Design and Related Services - 1.4%
Oracle Corp., 5.80%, 11/10/2025	154,000	154,223
Converted Paper Product Manufacturing - 0.3%
Kimberly-Clark Corp., 3.95%, 11/01/2028	32,000	32,023
Department Stores - 0.6%
Walmart, Inc., 3.90%, 04/15/2028	67,000	67,294
Depository Credit Intermediation - 2.2%
Bank of New York Mellon Corp., 3.85%, 04/26/2029	22,000	21,943
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	112,000	112,069
Northern Trust Corp., 3.95%, 10/30/2025	29,000	28,990
US Bancorp, 3.95%, 11/17/2025	74,000	73,952
		236,954
Electric Power Generation, Transmission and Distribution - 1.8%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	81,000	79,594

	Par	Value
Georgia Power Co., 3.25%, 04/01/2026	$104,000	$103,516
MidAmerican Energy Co., 3.10%, 05/01/2027	7,000	6,920
		190,030
Industrial Machinery Manufacturing - 1.0%
Applied Materials, Inc., 3.90%, 10/01/2025	112,000	112,000
Insurance Carriers - 1.4%
Allstate Corp., 0.75%, 12/15/2025	149,000	147,927
Lessors of Real Estate - 5.7%
AvalonBay Communities, Inc.
2.95%, 05/11/2026	115,000	114,216
3.20%, 01/15/2028	3,000	2,947
Camden Property Trust
4.10%, 10/15/2028	36,000	36,072
3.15%, 07/01/2029	11,000	10,597
2.80%, 05/15/2030	7,000	6,571
Essex Portfolio LP, 3.63%, 05/01/2027	109,000	108,303
Mid-America Apartments LP
4.00%, 11/15/2025	165,000	164,851
3.60%, 06/01/2027	29,000	28,811
4.20%, 06/15/2028	5,000	5,018
Realty Income Corp., 4.63%, 11/01/2025	83,000	82,995
Simon Property Group LP, 3.38%, 06/15/2027	5,000	4,951
Ventas Realty LP, 4.00%, 03/01/2028	46,000	45,806
		611,138
Management of Companies and Enterprises - 0.6%
Schlumberger Investment SA, 4.50%, 05/15/2028	62,000	62,424
Metal Ore Mining - 1.9%
Kinross Gold Corp., 4.50%, 07/15/2027	200,000	200,905
Natural Gas Distribution - 0.2%
Kinder Morgan, Inc., 4.30%, 03/01/2028	20,000	20,092
Nondepository Credit Intermediation - 5.2%
American Honda Finance Corp.
5.80%, 10/03/2025	118,000	118,010
4.45%, 10/22/2027	40,000	40,318
Caterpillar Financial Services Corp.
0.80%, 11/13/2025	158,000	157,326
3.60%, 08/12/2027	1,000	996
General Motors Financial Co., Inc., 6.05%, 10/10/2025	148,000	148,055
John Deere Capital Corp., 4.95%, 07/14/2028	20,000	20,546
Toyota Motor Credit Corp., 4.35%, 10/08/2027	76,000	76,671
		561,922

The accompanying notes are an integral part of these financial statements.

1

Build Bond Innovation ETF
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil and Gas Extraction - 4.2%
Diamondback Energy, Inc., 5.20%, 04/18/2027	$35,000	$35,521
EOG Resources, Inc., 4.15%, 01/15/2026	155,000	154,898
Occidental Petroleum Corp., 7.20%, 03/15/2029	39,000	42,102
Pioneer Natural Resources Co., 1.13%, 01/15/2026	131,000	129,813
Shell International Finance BV, 2.88%, 05/10/2026	89,000	88,416
		450,750
Other Financial Investment Activities - 0.7%
Blackrock, Inc., 3.25%, 04/30/2029	52,000	50,876
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	25,000	25,628
		76,504
Other Miscellaneous Retailers - 1.0%
Amazon.com, Inc., 1.00%, 05/12/2026	60,000	58,959
eBay, Inc., 5.95%, 11/22/2027	45,000	46,776
		105,735
Paint, Coating, and Adhesive Manufacturing - 1.0%
Sherwin-Williams Co., 3.95%, 01/15/2026	109,000	108,875
Petroleum and Coal Products Manufacturing - 0.8%
Phillips 66
4.95%, 12/01/2027	45,000	45,755
3.90%, 03/15/2028	42,000	41,789
		87,544
Petroleum and Petroleum Products Merchant Wholesalers - 0.7%
Energy Transfer LP
5.50%, 06/01/2027	14,000	14,251
4.00%, 10/01/2027	62,000	61,803
		76,054
Pharmaceutical and Medicine Manufacturing - 0.0%(a)
AstraZeneca PLC, 3.38%, 11/16/2025	5,000	4,994
Pipeline Transportation of Natural Gas - 0.7%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	71,000	73,456
Restaurants and Other Eating Places - 0.2%
McDonald’s Corp., 3.80%, 04/01/2028	20,000	19,927
Securities and Commodity Contracts Intermediation and Brokerage - 1.6%
Goldman Sachs Group, Inc., 4.25%, 10/21/2025	145,000	145,002
Morgan Stanley, 5.00%, 11/24/2025	24,000	24,019
		169,021

	Par	Value
Securities and Commodity Exchanges - 1.1%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	$116,000	$115,918
Semiconductor and Other Electronic Component Manufacturing - 4.3%
Analog Devices, Inc., 3.45%, 06/15/2027	102,000	101,248
Broadcom, Inc., 3.15%, 11/15/2025	134,000	133,798
Intel Corp., 3.75%, 03/25/2027	50,000	49,720
Lam Research Corp., 3.75%, 03/15/2026	160,000	159,697
Texas Instruments, Inc., 4.60%, 02/15/2028	20,000	20,352
		464,815
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.1%
Clorox Co.
3.90%, 05/15/2028	21,000	20,949
4.40%, 05/01/2029	96,000	96,943
		117,892
Software Publishers - 0.8%
Autodesk, Inc., 3.50%, 06/15/2027	79,000	78,380
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	4,000	4,020
		82,400
Sugar and Confectionery Product Manufacturing - 0.6%
Hershey Co., 2.45%, 11/15/2029	73,000	68,510
Tobacco Manufacturing - 0.7%
Philip Morris International, Inc.
5.25%, 09/07/2028	16,000	16,527
5.50%, 09/07/2030	52,000	54,714
		71,241
Traveler Accommodation - 0.7%
Marriott International, Inc./MD
3.13%, 06/15/2026	56,000	55,602
5.45%, 09/15/2026	17,000	17,218
		72,820
Waste Treatment and Disposal - 0.8%
Waste Management, Inc.
3.15%, 11/15/2027	35,000	34,433
4.50%, 03/15/2028	50,000	50,628
		85,061
Wired and Wireless Telecommunications (except Satellite) - 1.3%
AT&T, Inc.
3.80%, 02/15/2027	15,000	14,937
4.25%, 03/01/2027	34,000	34,079
2.30%, 06/01/2027	97,000	94,211
		143,227
TOTAL CORPORATE BONDS (Cost $5,361,238)		5,390,587

The accompanying notes are an integral part of these financial statements.

2

Build Bond Innovation ETF
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - 47.6%
United States Treasury Note/Bond
4.25%, 11/30/2026(b)	$270,000	$271,656
4.25%, 12/31/2026(b)	150,000	150,996
4.13%, 01/31/2027	350,000	351,982
4.13%, 02/28/2027	520,000	523,209
3.88%, 03/31/2027(b)	320,000	321,013
3.75%, 04/30/2027(b)	220,000	220,365
3.88%, 05/31/2027	1,160,000	1,164,305
3.75%, 06/30/2027	750,000	751,523
3.88%, 07/31/2027	450,000	451,960
3.63%, 08/31/2027	30,000	30,005
3.50%, 09/30/2027	200,000	199,613
3.88%, 03/15/2028	40,000	40,265
3.75%, 04/15/2028	500,000	501,680
4.00%, 03/31/2030	130,000	131,539
TOTAL U.S. TREASURY SECURITIES (Cost $5,085,759)		5,110,111

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.1%(c)(d)(e)
Call Options - 1.8%
Huntington Ingalls Industries, Inc., Expiration: 12/19/2025; Exercise Price: $250.00	$115,164	4	17,600
Invesco QQQ Trust Series 1, Expiration: 03/20/2026; Exercise Price: $575.00	420,259	7	38,276
iShares 20+ Year Treasury Bond ETF, Expiration: 10/17/2025; Exercise Price: $89.00	849,015	95	10,165
iShares Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $65.00	182,000	28	15,960
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $111.00	334,410	30	5,040
iShares MSCI Japan ETF, Expiration: 12/19/2025; Exercise Price: $82.00	240,630	30	5,925
iShares Russell 2000 ETF, Expiration: 03/20/2026; Exercise Price: $230.00	387,136	16	34,912
MGIC Investment Corp., Expiration: 12/19/2025; Exercise Price: $30.00	255,330	90	4,500
Shell PLC, Expiration: 01/16/2026; Exercise Price: $72.50	257,508	36	9,720
SPDR Gold Shares, Expiration: 06/18/2026; Exercise Price: $325.00	248,829	7	31,010

	Notional Amount	Contracts	Value
SPDR S&P 500 ETF Trust, Expiration: 06/18/2026; Exercise Price: $645.00	$133,236	2	$12,012
Teucrium Soybean Fund, Expiration: 02/20/2026; Exercise Price: $21.00	182,410	85	5,950
Total Call Options			191,070
Put Options - 0.3%
Health Care Select Sector SPDR Fund, Expiration: 12/19/2025; Exercise Price: $135.00	487,095	35	7,350
iShares MSCI France ETF, Expiration: 12/19/2025; Exercise Price: $40.00	790,740	180	8,100
iShares MSCI Germany ETF, Expiration: 12/19/2025; Exercise Price: $41.00	353,685	85	8,500
Lululemon Athletica, Inc., Expiration: 10/17/2025; Exercise Price: $170.00	320,274	18	4,950
Total Put Options			28,900
TOTAL PURCHASED OPTIONS (Cost $196,078)			219,970
		Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.05%(f)		141,683	141,683
TOTAL SHORT-TERM INVESTMENTS (Cost $141,683)			141,683
TOTAL INVESTMENTS - 101.2% (Cost $10,784,758)			$10,862,351
Liabilities in Excess of Other Assets - (1.2)%			(130,762)
TOTAL NET ASSETS - 100.0%			$10,731,589

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is held for collateral on purchased options.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Build Bond Innovation ETF
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS:
Investments, at value	$10,862,351
Interest receivable	115,369
Receivable for investment securities sold	60,815
Total assets	11,038,535
LIABILITIES:
Payable for investments purchased	302,830
Investment management fees	3,967
Due to broker	149
Total liabilities	306,946
NET ASSETS	$ 10,731,589
NET ASSETS CONSIST OF:
Paid-in capital	$12,390,755
Total accumulated losses	(1,659,166)
Total net assets	$ 10,731,589
Net assets	$10,731,589
Shares issued and outstanding(a)	425,000
Net asset value per share	$25.25
Cost:
Investments, at cost (Note 2)	$10,784,758

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Build Bond Innovation ETF
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Interest income	$421,538
Total investment income	421,538
EXPENSES:
Investment management fees	42,780
Broker Interest Fees	120
Total expenses	42,900
NET INVESTMENT INCOME	378,638
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	426,905
In-kind redemptions	(71)
Net realized gain (loss)	426,834
Net change in unrealized depreciation on:
Investments	(63,676)
Net change in unrealized depreciation	(63,676)
Net realized and unrealized gain	363,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 741,796

The accompanying notes are an integral part of these financial statements.

5

BUILD BOND INNOVATION ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income	$378,638	$485,473
Net realized gain	426,834	396,244
Net change in unrealized appreciation (depreciation)	(63,676)	440,261
Net increase in net assets from operations	741,796	1,321,978
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From earnings	(375,083)	(495,577)
Total distributions to shareholders	(375,083)	(495,577)
CAPITAL TRANSACTIONS:
Shares sold	6,896,205	578,425
Shares redeemed	(4,382,668)	(10,918,975)
Net increase (decrease) in net assets from capital transactions	2,513,537	(10,340,550)
NET INCREASE (DECREASE) IN NET ASSETS	2,880,250	(9,514,149)
NET ASSETS:
Beginning of the year	7,851,339	17,365,488
End of the year	$ 10,731,589	$7,851,339
SHARES TRANSACTIONS:
Shares sold	275,000	25,000
Shares redeemed	(175,000)	(475,000)
Total increase (decrease) in shares outstanding	100,000	(450,000)

The accompanying notes are an integral part of these financial statements.

6

BUILD BOND INNOVATION ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,			Period Ended September 30, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$24.16	$22.41	$22.82	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.99	1.00	0.87	0.18
Net realized and unrealized gain (loss) on investments(c)	1.09	1.81	(0.35)	(2.20)
Total from investment operations	2.08	2.81	0.52	(2.02)
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.99)	(1.06)	(0.93)	(0.16)
Net realized capital gain	—	—	—	—
Total distributions	(0.99)	(1.06)	(0.93)	(0.16)
Net asset value, end of period	$25.25	$24.16	$22.41	$22.82
TOTAL RETURN:
Net asset value(d)	8.76%	12.88%	2.24%	−8.08%^
Market value(e)	8.83%	12.91%	2.17%	−8.00%^
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,732	$7,851	$17,365	$30,241
Ratio of expenses to average net assets(f)	0.45%	0.45%	0.45%	0.45%+
Ratio of net investment income to average net assets(f)	3.98%	4.35%	3.79%	1.19%+
Portfolio turnover rate(g)	426%	119%	130%	328%^

(a)	Inception date of the Fund was February 9, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value.

(e)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(f)	The expenses and net investment income do not reflect expenses from underlying investments.
(g)	Portfolio turnover rate excludes in-kind transactions.
^	Not Annualized.
+	Annualized.
The accompanying notes are an integral part of these financial statements.

7

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
1. Organization
Build Funds Trust (the “Trust”) was organized as a Delaware statutory trust on July 6, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one operational exchange-traded fund, Build Bond Innovation ETF (the “Fund”). The Fund is a non-diversified series of the Trust. The investment objective of the Fund is to seek capital appreciation and risk mitigation.
Build Asset Management, LLC (the “Adviser”) is the investment adviser to the Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.
A)
Security Valuation. The Fund values its investments at fair value. The net asset value (“NAV”) of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m. Eastern Time. The Fund’s investments in securities are recorded at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The Adviser has established a Fair Valuation Committee (“Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee also regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews. The Valuation Committee reports to the Board information regarding the fair valuation process and related matters.
Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If no sale occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2. Investments in other regulated investment companies, including money market funds, are generally priced at the ending NAV provided by the service agent of the Fund and categorized as Level 1.
Bonds, notes, and U.S. government obligations are valued at an evaluated mean price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. These securities will generally be categorized in Level 2 of the fair value hierarchy.
Investments in U.S. mutual funds, including money market funds, are valued at NAV each business day.
Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade and are categorized as Level 1. If the settlement price is not available, then options shall be valued at the mean price and categorized as Level 2.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

8

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2025.
Build Bond Innovation ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$5,390,587	$—	$5,390,587
U.S. Treasury Securities	—	5,110,111	—	5,110,111
Purchased Options	195,495	24,475	—	219,970
Money Market Funds	141,683	—	—	141,683
Total Assets	$337,178	$10,525,173	$—	$10,862,351

Please refer to the Schedule of Investments to view securities segregated by industry type.
The Fund did not hold any investments during the current fiscal year ended September 30, 2025, with significant unobservable inputs categorized as Level 3.
B)
Derivative Instruments. The Adviser used derivative instruments, such as purchased options, to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

In general an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a purchased call or put option is exercised, the cost of the security acquired is increased by the premium paid for the call, or in the case of a put, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The risks of using the types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options does not create leverage in the Fund. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposits for options contracts on the Statement of Assets and Liabilities.

9

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The following disclosure identifies the location and fair value amounts of the Fund’s derivative instruments on the Statement of Assets and Liabilities and the effect on the Statement of Operations, each categorized by type of derivative contract and related risk exposure.
As of September 30, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:
Build Bond Innovation ETF

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments Equity Contracts	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Purchased Options	Investments, at value	$219,970		$—
Total		$219,970		$ —

For the year ended September 30, 2025, financial derivative instruments had the following effect on the Statement of Operations:
Build Bond Innovation ETF

Equity Contracts	Net Realized Gain (Loss) from Investments	Net Change in Unrealized Depreciation on Investments
Purchased Options	$460,000	$(96,795)
Total	$460,000	$(96,795)

The average monthly value of purchased options in the Fund during the year ended September 30, 2025 was $172,803.
C)
Federal Income Taxes. The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no provision for federal income tax or excise is required.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended September 30, 2025, the Fund did not have late-year losses and post-October losses.
Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2025, the Fund has a non-expiring short-term and long-term capital loss carryover of $1,655,493 and $72,919, respectively.

10

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The cost basis of investments for federal income tax purposes at September 30, 2025 was as follows:

Tax cost of investments	$10,798,578
Unrealized appreciation	103,082
Unrealized depreciation	(39,309)
Net unrealized appreciation (depreciation)	63,773
As of September 30, 2025 the components of distributable earnings (losses) for income tax purposes were as follows:
Undistributed ordinary income	5,473
Undistributed long term gain	—
Other accumulated loss	(1,728,412)
Total accumulated loss	$(1,659,166)

The capital loss carry forward utilized during the year ended September 30, 2025 was $350,140.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the mark-to-market treatment of certain non-equity options contracts.
Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of September 30, 2025.
The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
D)
Distributions to Shareholders. The Fund expects to declare and distribute all its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

The tax charter of the distributions paid during the year ended September 30, 2025 are as follows:

Ordinary Income
Ordinary Income	$375,083

The tax charter of the distributions paid during the year ended September 30, 2024 are as follows:

Ordinary Income
Ordinary Income	$495,577

E)
Use of Estimates. The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

11

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
F)
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended September 30, 2025, distributable earnings were adjusted $70 and Paid-in Capital was adjusted $(70) due to redemptions in kind.

G)
Security Transactions and Income. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Net realized gains and losses from sales of securities are determined using the specific identification method.

H)
Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of this standard impacted the Fund’s financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund operates in one segment. The segment derives its revenues from the Fund’s investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund prospectus. The Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund. The CODM is the President of the Trust. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. Investment Advisory and Other Agreements
Management
The Adviser acts as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the Investment Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Fund, except for (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) Acquired Fund Fees and Expenses (as such term is defined in Form N-1A as promulgated by the SEC) and expenses of other pooled investment vehicles and expenses relating to creation and redemption transactions (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) the advisory fee payable to the Adviser; and (vi) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Independent Trustees).
Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a management fee at an annual rate of 0.45% on the Fund’s average daily net assets. For the year ended September 30, 2025 the Fund incurred $42,780 in investment advisory fees.
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of September 30, 2025, there were no fees incurred by the Fund from the service providers described above as the Adviser bore all such costs.

12

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
4. DISTRIBUTOR and Fund Officers
Foreside Fund Services, LLC (“Foreside”) serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through Foreside only in Creation Units. Shares in less than Creation Units are not distributed by Foreside. Foreside is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
5. Purchases and Sales of Securities
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended September 30, 2025, were as follows:

Fund	Purchases	Sales
Build Bond Innovation ETF	$26,363,326	$23,944,195

During the current fiscal year, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	3,611,590	1,185,211

During the current fiscal year, the realized gains and losses of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
Build Bond Innovation ETF	—	71

6. Related Parties
As of September 30, 2025, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor. These officers and trustees do not receive compensation from the Trust for serving as officers and/or trustees.
7. Share Transactions
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The consideration for the purchase of Creation Units of a fund in the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee of $500 and a redemption transaction fee of $500 directly to the Custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fee from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the

13

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
8. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. The Fund does not have information concerning the beneficial ownership of shares held in the names of DTC participants.
9. Guarantees and Indemnifications
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
10. PRINCIPAL RISKS
Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases a call option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price. When the Fund purchases a put option, it may lose the total premium paid for it if the price of the underlying security or other assets increased, remained the same or failed to decrease to a level at or below the exercise price. If an option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may negatively affect the Fund’s performance.

14

BUILD FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
11. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements.
On October 31, 2025, the Fund declared and paid a distribution from ordinary income of $32,161 to shareholders of record as of October 30, 2025.

15

Report of Independent Registered Public Accounting Firm
To the Shareholders of Build Bond Innovation ETF and
Board of Trustees of Build Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Build Bond Innovation ETF (the “Fund”), a series of Build Funds Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the period from February 9, 2022 (commencement of operations) through September 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended September 30, 2025, and the period from February 9, 2022 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2025

16

BUILD FUNDS TRUST
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
AVAILABILITY OF PROXY VOTING RECORDS
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (833) 852-8453; (ii) on or through the Fund’s website at https://getbuilding.com/etfs/bfix/; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10: Remuneration Paid to Directors, Officers, and other of Open-End Management Investment Companies
The aggregate compensation paid to the Independent Trustees, as defined under the 1940 Act, for the period ended September 30, 2025 was $25,000.
All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11: Statement Regarding basis for Approval of Investment Advisory Contract
Renewal of the Investment Advisory Agreement with Build Asset Management, LLC
In connection with the meeting of the Board of Trustees (the “Board”) of Build Funds Trust (the “Trust”) held on September 25, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the Investment Advisory Agreement between Build Asset Management, LLC (“Build”) and the Trust, with respect to Build Bond Innovation ETF (the “Fund”).
The Board reviewed and discussed the Investment Advisory Agreement and the materials relating to its reapproval that were provided to them in advance of the Meeting and deliberated on the renewal of the Investment Advisory Agreement. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the Investment Advisory Agreement.
Nature, Extent and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered Build’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that there were no changes to the key personnel nor the investment advisory services provided to the Fund since the last renewal of the Investment Advisory Agreement. The Board discussed certain new types of investments to be used by the Adviser to implement the Fund’s principal investment strategies, noting the expertise and satisfactory services provided by Build. The Board observed that Build was responsible for the day-to-day investment decisions of the actively-managed Fund. The Board found that Build’s responsibilities included (i) ensuring the Fund had a continuous investment program; (ii) trading portfolio securities on behalf of the Fund; (iii) selecting broker-dealers to execute purchase and sale transactions; (iv) determining the daily baskets of deposit securities and cash components; (v) monitoring compliance with various policies and procedures and applicable securities regulations; (vi) overseeing general portfolio compliance with relevant law; (vii) quarterly reporting to the Board; and (viii) implementing Board directives as they relate to the Fund. The Board noted that it had been provided with Build’s registration form on Form ADV, as well as its responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance program, risk management program, and financial condition. The Board considered the qualifications, experience, and responsibilities of Build’s investment personnel, the quality of Build’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each had appropriate compliance policies and procedures in place.
The Board also considered other services provided to the Fund by Build, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with exchange-traded fund market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or trustees of the Trust.

18

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Fund under the Investment Advisory Agreement supported the Board’s approval of the continuance of the Investment Advisory Agreement.
Performance. The Board reviewed the Fund’s performance in light of its stated investment objective. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its Morningstar actively-managed category, the Morningstar Intermediate Core Bond ETFs, and benchmark index, Bloomberg U.S. Aggregate Bond Index, for various time periods ended June 30, 2025. The Board noted that the Fund had positive returns of 12.85% for the 1-year period ended June 30, 2025 and 3.88% for the since inception period. The Board further noted that the Fund outperformed its benchmark, which had 6.69% returns for the 1-year period and 0.23% returns for the since inception period, and Morningstar category, which had 6.69% returns for the 1-year period and 0.23% returns for the since inception period.
The Board reviewed the performance of the Fund to a collective investment trust and separately managed accounts that Build manages, all with investment objectives and strategies comparable to the Fund. The Board observed that the Fund outperformed the collective investment trust and separately managed accounts for the one-year period ended June 30, 2025, respectively. The Board further noted that the Fund outperformed the collective investment trust and the separately managed accounts for the since inception period. The Board determined that the Fund’s performance was satisfactory.
Fees and Expenses. The Board reviewed the advisory fee paid by the Fund to Build under the Investment Advisory Agreement. The Board observed that the 0.45% management fee and 0.48% net expense ratio for the Fund were slightly higher than the Morningstar category of 0.36% and 0.36%, respectively. The Board further observed that the advisory fee and net expense ratio were lower than the average of the peer group identified by Build of 0.65% and 0.64%, respectively.
The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund paid no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that Build was responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board determined that the Fund’s fees were not unreasonable.
Profitability. The Board observed that Build was operating at a loss with respect to the Fund. The Board determined that excessive profitability was not an issue with respect to the Fund at this time.
Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Fund. The Board considered that Build perceived no economies of scale with respect to the Fund at the present moment but remained willing to consider breakpoints as the assets in the Fund continued to grow.
Conclusion. Having requested such information from Build as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, the Board determined that renewal of the Investment Advisory Agreement with Build was in the best interests of the Fund and its shareholders.

19

Fund	Symbol	CUSIP
Build Bond Innovation ETF	BFIX	12009B101

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Build Asset Management LLC 3608 W. Truman Blvd, Suite 200 Jefferson City, MO 65109	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Build Funds Trust

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	12/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	12/5/25

By (Signature and Title)*	/s/ Clem Sell
Clem Sell, Principal Financial Officer

Date	12/5/25

* Print the name and title of each signing officer under his or her signature.